As filed with the Securities and Exchange Commission on May 25, 2021

1933 Act File No. 333-
1940 Act File No. 811-23635

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

⌧	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	☐	Pre-Effective Amendment No.
	☐	Post-Effective Amendment No.

⌧	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
	⌧	Amendment No. 5

Neuberger Berman Next Generation Connectivity Fund Inc.
Exact Name of Registrant as Specified in Charter

c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(212) 476-9000
Registrant’s Telephone Number, including Area Code

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Next Generation Connectivity Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

With copies to:

Arthur C. Delibert, Esq.	Clifford R. Cone, Esq.
Jennifer R. Gonzalez, Esq.	Jefferey D. LeMaster, Esq.
K&L Gates LLP	Clifford Chance US LLP
1601 K Street, N.W.	31 West 52nd Street
Washington, D. C. 20006	New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
__________________________

☐  Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☐  Check box if any securities being registered on the Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐  Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐  Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐  Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

  ☐  when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐  This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☒ This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: 333-252699.

☐  This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐  This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

Check each box that appropriately characterizes the Registrant:

⌧ Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”))

☐  Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐  Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐  A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐  Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐  If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

⌧ New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).
__________________________

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities Being Registered	Amount Being Registered (1)(2)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee
Shares of Common Stock	3,266,750	$20.00	$65,335,000	$7,128.05
(1) (2)	Estimated solely for purposes of calculating the registration fee. This number includes all shares that may be issued pursuant to the Underwriters’ over-allotment option.

______________________________

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

This registration statement is being filed with respect to the registration of additional shares of common stock, par value $0.0001 per share, of Neuberger Berman Next Generation Connectivity Fund Inc., a Maryland corporation, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-252699 and 811- 23635), declared effective on May 25, 2021, are incorporated in this registration statement by reference. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

PART C: OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

(1)	Financial Statements Included in Part A: Not applicable. Included in Part B: Report of Independent Registered Public Accounting Firm. Statement of Assets and Liabilities.

(2)	Exhibits

(a)	(i)	Articles of Incorporation. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (February 3, 2021).
	(ii)	Second Articles of Amendment and Restatement. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 (May 24, 2021).
(b)		Bylaws. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).
(c)		Not applicable.
(d)	(i)
Articles V, VII, VIII, IX, X, XI and XII of Article Second of the Articles of Amendment and Restatement. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).

	(ii)	Articles II, VI and X of the By-Laws. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).
(e)		Distribution Reinvestment Plan. Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (April 27, 2021).
(f)		Not applicable.
(g)		Form of Management Agreement. Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (April 27, 2021).
(h)	(i)	Form of Underwriting Agreement. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).
(ii)
Form of Master Agreement Among Underwriters. Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (April 27, 2021).

(iii)
Form of Master Selected Dealer Agreement. Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (April 27, 2021).

(iv)
Form of Structuring and Syndication Fee Agreement between NBIA and BofA Securities, Inc. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).

(v)
Form of Structuring Fee Agreement between NBIA and Morgan Stanley & Co. LLC. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).

(vi)
Form of Structuring Fee Agreement between NBIA and UBS Securities LLC. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).

(vii)
Form of Structuring Fee Agreement between NBIA and Wells Fargo Securities, LLC. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).

	(viii)	Form of Fee Agreement between NBIA and Oppenheimer & Co. Inc. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).
	(ix)	Form of Fee Agreement between NBIA and RBC Capital Markets, LLC. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).
(x)
Form of Fee Agreement between NBIA and Stifel, Nicolaus & Company, Incorporated. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).

	(xi)	Form of Fee Agreement. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).
(i)		Not applicable.
(j)		Form of Custodian Agreement. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).
(k)	(i)
Transfer Agency and Registrar Services Agreement. Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (April 27, 2021).

(ii)
Form of Amendment to the Transfer Agency and Registrar Services Agreement. Incorporated by reference to the Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (May 24, 2021).

	(iii)	Form of Administration Agreement. Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (April 27, 2021).
(l)		Opinion and Consent of K&L Gates LLP as to Registrant's Common Stock. (Filed herewith.)
(m)		Not applicable.
(n)		Consent of Independent Registered Public Accounting Firm. (Filed herewith.)
(o)		Not applicable.
(p)		Letter of investment intent. Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (April 27, 2021).
(q)		Not applicable.

(r)
Code of Ethics for Registrant and its investment manager. Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (April 27, 2021).

(s)	Power of Attorney for Registrant. Incorporated by Reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (April 20, 2021).

Item 26.	Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealer Agreement, the Form of Structuring and Syndication Fee Agreement between NBIA and BofA Securities, Inc., the Form of Structuring Fee Agreement between NBIA and Morgan Stanley & Co. LLC, the Form of Structuring Fee Agreement between NBIA and UBS Securities LLC, the Form of Structuring Fee Agreement between NBIA and Wells Fargo Securities, LLC, the Form of Fee Agreement between NBIA and Oppenheimer & Co. Inc., the Form of Fee Agreement with RBC Capital Markets, LLC, the Form of Fee Agreement with Stifel, Nicolaus & Company, Incorporated, incorporated by reference under exhibits h(i) through h(x), respectively.
Item 27.	Other Expenses of Issuance and Distribution

Registration and Filing Fees	$187,143
FINRA Fees	225,500
Printing and Engraving Expenses	125,000
Legal Fees and Expenses	475,000
Exchange Listing Fees	40,000
Accounting Fees and Expenses	58,000
Miscellaneous Expenses	25,000
Total	$1,135,643

Item 28.	Persons Controlled by or Under Common Control

None.1

Item 29.	Number of Holders of Securities

Set forth below is the number of record holders as of May 24, 2021 of each class of securities of the Registrant:

1 Until such time as the Registrant completes the public offering of its Common Stock, Neuberger Berman Asia Holdings LLC will be a control person of the Registrant. Neuberger Berman Asia Holdings LLC is an affiliate of Neuberger Berman Investment Advisers LLC.

Title of Class	Number of Record Holders

Shares of Common Stock, par value $0.0001 per share	1

Item 30.	Indemnification

Article XI of Article Second of the Registrant’s Second Articles of Amendment and Restatement provides that the Fund shall indemnify its present and past directors, officers, employees and agents, and persons who are serving or have served at the Fund’s request in similar capacities for, other entities to the maximum extent permitted by applicable law (including Maryland law and the Investment Company Act of 1940, as amended (“1940 Act”)), provided, however, that a transfer agent is not entitled to such indemnification unless specifically approved by the Fund's Board of Directors. Section 2-418(b) of the Maryland General Corporation Law (“Maryland Code”) permits the Registrant to indemnify its directors unless it is proved that the act or omission of the director was material to the cause of action adjudicated in the proceeding, and (a) the act or omission was committed in bad faith or was the result of active or deliberate dishonesty or (b) the director actually received an improper personal benefit in money, property or services or (c) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to Section 2-418 of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent. The provisions set forth above apply insofar as consistent with Section 17(h) of the 1940 Act, which prohibits indemnification of any director or officer of the Registrant against any liability to the Registrant or its stockholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his good faith belief that he has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or on his behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.
Section 9.2 of the Management Agreement, incorporated by reference in this Registration Statement, provides for indemnification of NBIA in connection with the discharge of its obligations under such agreement or any matters related to such agreement.

Section 11.2 of the Administration Agreement, incorporated by reference in this Registration Statement, provides for indemnification of NBIA in connection with the discharge of its obligations under such agreement or any matters related to such agreement.

Section 6 of the Underwriting Agreement provides for the indemnification of each underwriter, its affiliates, its selling agents, and any person who controls any underwriter, by the Fund and the NBIA, joint and severally, for liability arising out of any untrue statement of material fact contained in the Registration Statement and other disclosure materials, as described in Section 6 of such agreement. Section 6 also provides for indemnification of certain other parties including the Fund, NBIA, the Directors and officers of each of the foregoing, and (if any) each person who controls the Fund or NBIA.

Additionally, the Registrant and the other funds in the Neuberger Berman Fund Complex jointly maintain, at their own expense, E&O/D&O insurance policies for the benefit of their Directors, officers and certain affiliated persons. The Registrant will pay a pro rata portion of the premium on such insurance policies.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Neuberger Berman Investment Advisers LLC (“NBIA”) is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME	BUSINESS AND OTHER CONNECTIONS
Joseph V. Amato President – Equities and Chief Investment Officer – Equities, NBIA
Chief Executive Officer and President, Neuberger Berman Holdings LLC (including its predecessor, Neuberger Berman Inc.); President and Director of Neuberger Berman Group LLC; Chief Executive Officer and President, Neuberger Berman BD LLC (“NB BD LLC”); Trustee/Director, ten registered investment companies for which NBIA acts as investment manager and/or administrator; Chief Executive Officer and President, ten registered investment companies for which NBIA acts as investment manager and/or administrator; Portfolio Manager.

Thanos Bardas Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Ashok Bhatia Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
James Bowden Managing Director, NBIA	Managing Director, NB BD LLC; Managing Director, NB Alternatives Advisers LLC (“NBAA”).
Claudia A. Brandon Senior Vice President, NBIA	Senior Vice President, NB BD LLC; Executive Vice President and Secretary, twenty-nine registered investment companies for which NBIA acts as investment manager and/or administrator.
David M. Brown Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Chad Bruso Senior Vice President, NBIA	Senior Vice President, NB BD LLC; Portfolio Manager.
John Buser Managing Director, NBIA	Managing Director, NB BD LLC; President and Managing Director, NBAA.
Stephen J. Casey Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Brad E. Cetron Chief Compliance Officer, Head of Compliance and Managing Director of Compliance, NBIA	Chief Compliance Officer and Managing Director, NB BD LLC.
Elias Cohen Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
William R. Covode Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Timothy Creedon Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Robert W. D’Alelio Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Derek Devens Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Daniel Doyle Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Ingrid Dyott Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Steven Eisman Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Rory Ewing Senior Vice President, NBIA	Senior Vice President, NB BD LLC; Portfolio Manager.
Savonne L. Ferguson Chief Compliance Officer – Mutual Funds, Associate General Counsel, and Senior Vice President, NBIA	Chief Compliance Officer, twenty-nine registered investment companies for which NBIA acts as investment manager and/or administrator.
Michael Foster Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Jacob Gamerman Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Rand W. Gesing Senior Vice President, NBIA	Senior Vice President, NB BD LLC; Portfolio Manager.
Jennifer Gorgoll Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Michael C. Greene Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Jeffrey Hunn Senior Vice President, NBIA	Senior Vice President, NB BD LLC; Portfolio Manager.
William Hunter Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Fred Ingham Managing Director, NBIA	Portfolio Manager
James L. Iselin Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Corey A. Issing General Counsel and Head of Compliance – Mutual Funds and Managing Director, NBIA
Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), twenty-nine registered investment companies for which NBIA acts as investment manager and/or administrator.

Brian C. Jones Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Charles Kantor Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Tokufumi Kato Managing Director, NBIA	Portfolio Manager
Hakan Kaya Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Brian Kerrane Chief Operating Officer – Mutual Funds and Managing Director, NBIA	Managing Director, NB BD LLC; Chief Operating Officer, and Vice President, twenty-nine registered investment companies for which NBIA acts as investment manager and/or administrator.

NAME	BUSINESS AND OTHER CONNECTIONS
Eric Knutzen Managing Director, NBIA	Managing Director, NB BD LLC; Multi-Asset Class Chief Investment Officer, Neuberger Berman Group LLC; Portfolio Manager.
Christopher Kocinski Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
David Kupperman Managing Director, NBIA	Managing Director, NB BD LLC; Managing Director, NBAIM; Portfolio Manager.
Nathan Kush Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager
Sajjad S. Ladiwala Managing Director, NBIA	Managing Director, NB BD LLC; Associate Portfolio Manager; Portfolio Manager.
David Levine Senior Vice President, NBIA	Senior Vice President, NB BD LLC; Portfolio Manager.
Richard S. Levine Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Joseph Lind Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Brian Lord Chief Compliance Officer – Fixed Income and Senior Vice President, NBIA	Senior Vice President, NB BD LLC.
James Lyman Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Joseph P. Lynch Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Jeffrey Majit Managing Director, NBIA	Managing Director, NB BD LLC; Managing Director, NBAIM; Portfolio Manager.
James F. McAree Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Matthew McGinnis Senior Vice President, NBIA	Senior Vice President, NB BD LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
S. Blake Miller Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Norman Milner Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Trevor Moreno Vice President, NBIA	Senior Vice President, NB BD LLC; Portfolio Manager.
Richard S. Nackenson Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Benjamin H. Nahum Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Thomas P. O’Reilly Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Eric J. Pelio Senior Vice President, NBIA	Senior Vice President, NB BD LLC; Portfolio Manager.
Alexandra Pomeroy Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Douglas A. Rachlin Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Hari Ramanan Managing Director, NBIA	Portfolio Manager.
Marc Regenbaum Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Brett S. Reiner Managing Director, NBIA	Managing Director, NB BD LLC; Associate Portfolio Manager.
Joana Rocha Schaff Managing Director, NBIA	Managing Director, NB BD LLC; Managing Director, NBAA.
Conrad A. Saldanha Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Eli M. Salzmann Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Benjamin E. Segal Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Linda Sharaby Secretary and Managing Director, NBIA	Managing Director and Secretary, NB BD LLC; Managing Director and Secretary, Neuberger Berman Holdings LLC.
Steve Shigekawa Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Jonathan Shofet Managing Director, NBIA	Managing Director, NB BD LLC; Managing Director, NBAA.
Brian Smith Managing Director, NBIA	Managing Director, NB BD LLC; Chief Operating Officer and Managing Director, NBAA.
Amit Solomon Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Thomas A. Sontag Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Gregory G. Spiegel Managing Director, NBIA	Managing Director, NB BD LLC; Associate Portfolio Manager.
David Stonberg Managing Director, NBIA	Managing Director, NB BD LLC; Managing Director, NBAA.
Robert Surgent Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager
Brad Tank President - Fixed Income and Chief Investment Officer - Fixed Income, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Gillian Tiltman Senior Vice President, NBIA	Senior Vice President, Neuberger Berman Europe Limited; Portfolio Manager.
Shawn Trudeau	Senior Vice President, NB BD LLC; Portfolio Manager.
Kenneth J. Turek Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.

NAME	BUSINESS AND OTHER CONNECTIONS
Anthony Tutrone Managing Director, NBIA	Managing Director, NB BD LLC; Chief Executive Officer and Managing Director, NBAA.
Gorky Urquieta Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Judith M. Vale Managing Director, NBIA	Managing Director, NB BD LLC; Portfolio Manager.
Niketh Velamoor Senior Vice President, and Associate General Counsel, NBIA
Senior Anti-Corruption and Anti-Money Laundering Officer and Senior Vice President, NB BD LLC; Anti-Money Laundering Compliance Officer, four registered investment companies for which NBIA acts as investment manager and/or administrator.

Leo Anthony Viola Treasurer and Senior Vice President, NBIA	Treasurer and Senior Vice President, NB BD LLC; Treasurer, NBAA.
Peter Von Lehe Managing Director, NBIA	Managing Director, NB BD LLC; Managing Director, NBAA.
David Yi Wan Senior Vice President, NBIA	Senior Vice President, NB BD LLC; Portfolio Manager.
Eric Zhou Vice President, NBIA	Vice President, NB BD LLC; Portfolio Manager.

The principal address of NBIA and each of the investment companies named above is 1290 Avenue of the Americas, New York, New York 10104-0002.

Item 32.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, except for the Registrant’s Articles of Incorporation and By-Laws, minutes of meetings of the Registrant’s Directors and shareholders and the Registrant’s policies and contracts, which are maintained at the offices of the Registrant, 1290 Avenue of the Americas, New York, New York 10104-0002.

Item 33.	Management Services

None.

Item 34.	Undertakings

1. The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. The Registrant undertakes that:

a. For the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b. For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

5. Not applicable.

6. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

7.  The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 25th day of May, 2021.

Neuberger Berman Next Generation Connectivity Fund Inc.

By:	/s/ Joseph V. Amato
Name:	Joseph V. Amato
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Joseph V. Amato	President, Chief Executive Officer and Director	May 25, 2021
Joseph V. Amato
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	May 25, 2021
John M. McGovern
/s/ Michael J. Cosgrove	Director	May 25, 2021
Michael J. Cosgrove* /s/ Marc Gary	Director	May 25, 2021
Marc Gary*
/s/ Martha C. Goss	Director	May 25, 2021
Martha C. Goss*

/s/ Michael M. Knetter	Director	May 25, 2021
Michael M. Knetter*
/s/ Deborah C. McLean	Director	May 25, 2021
Deborah C. McLean*

/s/ George W. Morriss	Director	May 25, 2021
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Director	May 25, 2021
Tom D. Seip*
/s/ James G. Stavridis	Director	May 25, 2021
James G. Stavridis*
/s/ Candace L. Straight	Director	May 25, 2021
Candace L. Straight*
/s/ Peter P. Trapp	Director	May 25, 2021
Peter P. Trapp*

*Signatures affixed by Jennifer Gonzalez on May 25, 2021, pursuant to a power of attorney filed with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-2, File Nos. 333-252699 and 811-23635 (April 20, 2021).

INDEX TO EXHIBITS

(l)	Opinion and Consent of K&L Gates LLP
(n)	Consent of Independent Registered Public Accounting Firm